Intangible Assets, Net (Details) - Schedule of Intangible Assets, Stated at Cost Less Accumulated Amortization and Impairment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	$ 9,234,910	$ 9,374,674
Less:
Accumulated amortization	(3,429,798)	(2,852,753)
Impairment	(5,724,172)	(2,559,271)
Intangible assets, net	80,940	3,962,650
Copyrights of Course Videos [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	4,783,485	4,876,413
Intellectual Property Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	$ 4,451,425	$ 4,498,261